Components of Provisions for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current tax provision:
Ireland taxes	$ 1,746	$ 481
Foreign taxes	(1,829)	(114)
Total current tax provision (benefit)	(83)	367
Deferred tax provision (benefit):
Ireland taxes	79	1,054
Foreign taxes	3,911	(556)
Total deferred tax provision (benefit)	3,990	498
Total provision for income taxes	$ 3,907	$ 865